Annual Total Returns	12 Months Ended	23 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Milliman - Capital Group Hedged U.S. Growth Fund - Class 3
Prospectus [Line Items]
Annual Return [Percent]	8.05%	9.21%
Milliman - Capital Group Hedged U.S. Income and Growth Fund - Class 3
Prospectus [Line Items]
Annual Return [Percent]	8.72%	7.77%